Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Selling, general and administrative expenses	¥ 237,683	$ 36,729	¥ 221,255	¥ 211,971